SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION
Summary of Company's revenues and gross profit generated from each segment

	Years Ended December 31, 2015
	Module	Energy Development	Electricity Generation	Elimination	Total
	$	$	$	$	$
Net revenues	2,672,689	947,188	32,059	(184,310)	3,467,626
Cost of revenues	2,277,904	760,283	18,668	(165,999)	2,890,856

Gross profit	394,785	186,905	13,391	(18,311)	576,770

	Years Ended December 31, 2014
	Module	Energy Development	Electricity Generation	Elimination	Total
	$	$	$	$	$
Net revenues	2,034,626	1,210,036	2,863	(286,898)	2,960,627
Cost of revenues	1,721,474	929,741	2,020	(273,602)	2,379,633

Gross profit	313,152	280,295	843	(13,296)	580,994

	Years Ended December 31, 2013
	Module	Energy Development	Electricity Generation	Elimination	Total
	$	$	$	$	$
Net revenues	1,483,751	322,927	1,327	(153,649)	1,654,356
Cost of revenues	1,298,949	233,159	564	(154,011)	1,378,661

Gross profit	184,802	89,768	763	362	275,695

Summary of the Company's net revenues generated from different geographic locations

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Europe and other regions:
—United Kingdom	32,901	59,878	98,800
—France	26,406	9,990	97,398
—Germany	72,186	137,012	75,912
—Netherlands	12,882	9,166	12,859
—Spain	16,135	1,125	8,246
—Others	35,378	42,874	40,168

	195,888	260,045	333,383

The Americas:
—United States	215,262	604,537	903,748
—Canada	371,841	1,182,091	747,100
—Others	1,176	8,862	99,152

	588,279	1,795,490	1,750,000

Asia:
—Japan	483,788	623,692	578,173
—PRC	199,664	163,658	402,180
—India	68,731	63,817	262,536
—Singapore	36,743	18,021	24,131
—Others	81,263	35,904	117,223

	870,189	905,092	1,384,243

Total net revenues	1,654,356	2,960,627	3,467,626

Schedule of long-lived assets, including property, plant and equipment, project assets, solar power systems, prepaid land use rights and intangible assets by geographic region

	At December 31, 2014	At December 31, 2015
	$	$
PRC	456,184	412,583
United States	505	627,724
Canada	29,236	300,482
United Kingdom	6,934	115,797
Others	65,665	185,751

Total long-lived assets	558,524	1,642,337

Summary of the Company's revenues generated from each product

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Solar power products	1,143,247	1,550,386	2,303,287
Solar system kits	149,768	104,215	93,406
Solar power projects	292,024	891,920	557,995
EPC services and development services	29,879	316,572	385,882
Electricity	1,327	2,863	32,059
O&M services	1,024	1,544	3,310
Others	37,087	93,127	91,687

Total net revenues	1,654,356	2,960,627	3,467,626